ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.1% (a)(h)
Call Options - 7.4% (b)(c)(d)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $10,005.01	$515,480	7	$ 0(e)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10.01	959,748,804	12,852	943,683,804
Total Call Options			943,683,804

Put Options - 92.7% (b)(c)(d)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $15.01	515,480	7	0(e)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10,010.01	959,748,804	12,852	11,777,482,836
Total Put Options			11,777,482,836
TOTAL PURCHASED OPTIONS (Cost $12,692,060,193)			12,721,166,640

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (f)		Shares
First American Government Obligations Fund - Class X, 3.57%(g)		3,077,789	3,077,789
TOTAL MONEY MARKET FUNDS (Cost $3,077,789)			3,077,789

TOTAL INVESTMENTS - 100.1% (Cost $12,695,137,982)			$12,724,244,429
Liabilities in Excess of Other Assets - (0.1)%			(9,401,934)
TOTAL NET ASSETS - 100.0%			$12,714,842,495

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Rounds to zero.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(h)	FLexible EXchange® Options.

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)(d)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $15.01	$(515,480)	(7)	$(504,169)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10,010.01	(959,748,804)	(12,852)	(128,520)
Total Call Options			(632,689)

Put Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $10,005.01	(515,480)	(7)	(6,411,231)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10.01	(959,748,804)	(12,852)	(128,520)
Total Put Options			(6,539,751)
TOTAL WRITTEN OPTIONS (Premiums received $6,930,496)			$(7,172,440)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
(d)	FLexible EXchange® Options.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Alpha Architect 1-3 Month Box ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Purchased Options	$12,721,166,640	$ 0(a)	$—	$12,721,166,640
Money Market Funds	3,077,789	—	—	3,077,789
Total Investments	$12,724,244,429	$ 0(a)	$—	$12,724,244,429

Liabilities:
Investments:
Written Options	$(257,040)	$(6,915,400)	$—	$(7,172,440)
Total Investments	$(257,040)	$(6,915,400)	$—	$(7,172,440)
(a) Rounds to zero.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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